Investment Strategy - PACE Global Fixed Income Investments	Nov. 13, 2026
Class A Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Principal investments” on page 30 of the Class A Prospectus, beginning on page 29 of the Class P Prospectus and on page 27 of the Class P2 Prospectus is revised by replacing the seventh sentence of the first paragraph with the following:

The fund may invest in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as “junk bonds”).

The same section of each Prospectus is revised by replacing the first sentence of the second paragraph with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within three years of the effective duration of the Bloomberg Global Aggregate Index Unhedged, as calculated by the sub-adviser, which as of July 31, 2026 was approximately 6.15 years and may change over time.

The same section of each Prospectus is revised by replacing the third sentence of the third paragraph of that section with the following:

The derivatives in which the fund invests include options, futures, swap agreements and currency forward agreements.

The same section of each Prospectus is revised by adding the following as the last sentence of the third paragraph:

The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

Class P Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Principal investments” on page 30 of the Class A Prospectus, beginning on page 29 of the Class P Prospectus and on page 27 of the Class P2 Prospectus is revised by replacing the seventh sentence of the first paragraph with the following:

The fund may invest in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as “junk bonds”).

The same section of each Prospectus is revised by replacing the first sentence of the second paragraph with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within three years of the effective duration of the Bloomberg Global Aggregate Index Unhedged, as calculated by the sub-adviser, which as of July 31, 2026 was approximately 6.15 years and may change over time.

The same section of each Prospectus is revised by replacing the third sentence of the third paragraph of that section with the following:

The derivatives in which the fund invests include options, futures, swap agreements and currency forward agreements.

The same section of each Prospectus is revised by adding the following as the last sentence of the third paragraph:

The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

Class P2 Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Principal investments” on page 30 of the Class A Prospectus, beginning on page 29 of the Class P Prospectus and on page 27 of the Class P2 Prospectus is revised by replacing the seventh sentence of the first paragraph with the following:

The fund may invest in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as “junk bonds”).

The same section of each Prospectus is revised by replacing the first sentence of the second paragraph with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within three years of the effective duration of the Bloomberg Global Aggregate Index Unhedged, as calculated by the sub-adviser, which as of July 31, 2026 was approximately 6.15 years and may change over time.

The same section of each Prospectus is revised by replacing the third sentence of the third paragraph of that section with the following:

The derivatives in which the fund invests include options, futures, swap agreements and currency forward agreements.

The same section of each Prospectus is revised by adding the following as the last sentence of the third paragraph:

The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.